Kinetics Market Opportunities Fund
Kinetics Market Opportunities Fund
KINETICS MUTUAL FUNDS, INC. The Market Opportunities Fund No Load Class Shares Supplement dated January 10, 2019 to the Prospectus dated April 30, 2018
Effective January 1, 2019, the Market Opportunities Fund has voluntarily agreed to waive fees or pay expenses to reduce the Total Annual Fund Operating Expenses for its No Load Class shares for at least three years in the following amounts. Accordingly, the Fee Table has been replaced with the information below:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Kinetics Market Opportunities Fund No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	[1]
[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kinetics Market Opportunities Fund No Load Class
Management Fees	1.25%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.67%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.42%
Total Annual Fund Operating Expenses	1.92%
Fee Waiver and/or Expense Reimbursements	(0.52%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.40%
[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser"), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.40% of the Fund's average daily net assets, excluding acquired fund fees and expenses ("AFFE") taxes, brokerage commissions, extraordinary items and interest. The Fund may have to repay the Investment Adviser some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. These waivers and reimbursements are in effect until May 1, 2022, and may not be terminated without the approval of the Board.

Example.
This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same (taking into account the expense limitation only in the first three years).

Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Kinetics Market Opportunities Fund | No Load Class | USD ($)	143	443	764	1,657

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE